Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Noncontrolling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2019							$ 21,586	$ 82,249	$ 232,456	$ 0	$ 693	$ 336,984
Cash dividends declared							0	0	(13,013)	0	0	(13,013)
Issuance of shares of common stock pursuant to dividend reinvestment plan							361	9,695	0	0	0	10,056
Issuance of shares of common stock pursuant to exercise of stock options							40	678	0	0	0	718
Share based compensation expense							0	412	0	0	0	412
Net change in fair value of available-for-sale securities during the year, net of taxes							0	0	0	0	6,472	6,472
Net earnings for the year							0	0	38,492	0	0	38,492
Balance at Dec. 31, 2020							21,987	93,034	257,935	0	7,165	380,121
Cash dividends declared							0	0	(14,909)	0	0	(14,909)
Issuance of shares of common stock pursuant to dividend reinvestment plan							373	10,815	0	0	0	11,188
Issuance of shares of common stock pursuant to exercise of stock options							43	819	0	0	0	862
Share based compensation expense							0	509	0	0	0	509
Net change in fair value of available-for-sale securities during the year, net of taxes							0	0	0	0	(13,480)	(13,480)
Net earnings for the year							0	0	49,426	0	0	49,426
Balance at Dec. 31, 2021	$ 0	$ 0	$ 1,011	$ 0	$ 0	$ 1,011	22,403	105,177	292,452	0	(6,315)	413,717
Cash dividends declared							0	0	(20,880)	0	0	(20,880)
Issuance of shares of common stock pursuant to dividend reinvestment plan							501	15,616	0	0	0	16,117
Issuance of shares of common stock pursuant to exercise of stock options							39	596	0	0	0	635
Share based compensation expense							0	910	0	0	0	910
Net change in fair value of available-for-sale securities during the year, net of taxes							0	0	0	0	(104,115)	(104,115)
Net earnings for the year							0	0	53,042	(22)	0	53,020
Vesting of restricted share awards							1	(1)	0	0	0	0
Noncontrolling interest contribution							0	0	0	37	0	37
Balance at Dec. 31, 2022							$ 22,944	$ 122,298	$ 325,625	$ 15	$ (110,430)	$ 360,452